CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheets

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	758	740	116
Prepaid expenses and other current assets, net	1,328	1,297	204

Total current assets	2,086	2,037	320

Non-current assets:
Long term investments	20,045	20,045	3,145
Investments in subsidiaries and consolidated VIEs	(686,847)	(703,779)	(110,438)

Total non-current assets	(666,802)	(683,734)	(107,293)

TOTAL ASSETS	(664,716)	(681,697)	(106,973)

LIABILITIES AND SHAREHOLDERS’ DEFECIT:
Current liabilities:
Accrued employee benefits	1,449	1,415	222
Accrued expenses and other payables	2,968	2,277	357

Total current liabilities	4,417	3,692	579

Total liabilities	4,417	3,692	579

Shareholders’ deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 436,816,529 and 436,816,529 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	338	338	44
Additional paid-in capital	1,581,684	1,581,771	248,214
Treasury stock	(15,332)	(15,332)	(2,406)
Statutory reserves	1,326	1,326	208
Accumulated deficit	(2,224,747)	(2,239,219)	(351,382)
Accumulated other comprehensive loss	(12,402)	(14,273)	(2,229)
Total shareholders’ deficit	(669,133)	(685,389)	(107,551)

TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	(664,716)	(681,697)	(106,973)

Schedule of condensed statements of comprehensive loss

27.    CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands of RMB and US$)

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$

General and administrative expenses	(32,232)	(11,802)	(10,952)	(1,719)

Operating loss	(32,232)	(11,802)	(10,952)	(1,719)

Interest income/(expense), net	(3)	—	—	—
Other income/(expenses), net	3,430	—	(1,224)	(192)
Foreign exchange loss (gain)	1,448	13,568	(6,110)	(959)
Share of losses from subsidiaries and consolidated VIEs	(24,314)	(74,273)	(3,814)	(599)

Loss before income taxes	(51,671)	(72,507)	(14,472)	(2,271)
Income tax expense	—	—	—	—

Net loss	(51,671)	(72,507)	(14,472)	(2,271)

Foreign currency translation adjustment	(1,706)	(12,218)	(1,871)	(294)

Total other comprehensive loss, net of nil tax	(1,706)	(12,218)	(1,871)	(294)
Comprehensive loss	(53,377)	(84,725)	(16,343)	(2,565)

Schedule of condensed statements of cash flows

27.    CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of RMB and US$)

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash used in operating activities	(10,481)	(123)	(17)	(3)

Cash flows from investing activities:
Net cash provided by investing activities	—	—	—	—
Cash flows from financing activities:
Net cash used in financing activities	—	—	—	—
Net increase /(decrease)in cash and cash equivalents	(10,481)	(123)	(17)	(3)
Cash and cash equivalents at beginning of the year	8,455	880	757	119
Effect of foreign exchange rate changes on cash	2,906	—	—	—
Cash and cash equivalents at end of the year	880	757	740	116